Commitments and Contingencies (Details) - Schedule of future minimum lease payments for capital leases $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future minimum lease payments for capital leases [Abstract]
2022	$ 482
2023	442
2024	386
2025	401
2026	339
Thereafter	27
Total Future minimum lease payments	$ 2,077